NOTE 8 - TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Decrease in foreign taxes	$ 545,805	$ 552,132	$ 368,102
Benefit of Tax Holiday on Net Income per Share (basic and diluted)	$ 0.03	$ 0.04	$ 0.02